Convertible Notes Payable (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Nov. 30, 2025	Oct. 31, 2025	Jul. 31, 2025
Short-Term Debt [Line Items]
Stock Price	9.26			9.53
Equity Volatility	60.00%			52.00%
Discount Rate	45.00%			41.00%
Risk free rate of return				3.70%
Term to maturity (years)				9 months 25 days
Balance at October 1, 2024	$ 550,000			$ 4,970,000
Maximum [Member]
Short-Term Debt [Line Items]
Risk free rate of return	3.52%
Term to maturity (years)	6 months 25 days
Minimum [Member]
Short-Term Debt [Line Items]
Risk free rate of return	3.54%
Term to maturity (years)	8 months 12 days
Convertible Debentures [Member]
Short-Term Debt [Line Items]
Balance at October 1, 2024	$ 4,552,653
Proceeds received				4,700,000
Change in fair value	286,680			(147,347)
Balance at September 30, 2025 at fair value	4,839,333			4,552,653
Amortized cost				308,737	$ 306,641	$ 264,012	$ 175,146
Convertible notes payable	$ 5,585,132			$ 4,861,390